Document and Entity Information	Apr. 25, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001691303
Document Type	8-K
Document Period End Date	Apr. 25, 2023
Entity Registrant Name	WARRIOR MET COAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38061
Entity Tax Identification Number	81-0706839
Entity Address, Address Line One	16243 Highway 216
Entity Address, City or Town	Brookwood
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35244
City Area Code	(205)
Local Phone Number	554-6150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	HCC
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights to Purchase Series A Junior Participating Preferred Stock, par value $0.01 per share
Trading Symbol	—
Security Exchange Name	NYSE